TREASURY STOCK (Details) - Ads - USD ($)		6 Months Ended
	Dec. 10, 2018	Sep. 30, 2022
TREASURY STOCK
Number of shares to be repurchased (in shares)	$ 25,000,000
Term of repurchase (in months)	12 months
Shares repurchased (in shares)		1,165,883
Total consideration on repurchase of shares		$ 3,988,370